Other Balance Sheet Components	12 Months Ended
Dec. 31, 2017
Other Balance Sheet Components
Other Balance Sheet Components

9. Other Balance Sheet Components

	As of December 31,
	2015	2016	2017
	(In thousands)
Accounts receivable, net:
Accounts receivable		$224,396	$305,895
Allowance for doubtful accounts:
Balance at the beginning of year	$(22,761)	(14,980)	(14,068)
Additional provision charged to expenses	(14,933)	(14,621)	(8,465)
Write-off	22,714	15,533	2,319

Balance at the end of year	$(14,980)	$(14,068)	$(20,214)

		$210,328	$285,681

Prepaid expenses and other current assets:
Prepayments and loan to investees1		$115,860	$62,172
Secured loan to a founder of a related party2		100,000	80,000
Consideration receivables from disposing of the investment in E-House (Note 4)		127,600	—
Rental and other operation deposits		18,975	30,191
Amounts deposited by Weibo users3		21,203	25,277
Content fees and revenue share		7,124	12,013
Advertising and marketing fees		3,802	2,926
Others		12,809	15,659

		$407,373	$228,238

Property and equipment, net:
Office building		$195,053	$208,731
Office building related facilities		3,276	3,499
Computers and equipment		185,816	214,644
Leasehold improvements		10,602	14,258
Furniture and fixtures		9,982	11,355
Other		2,292	2,473

		407,021	454,960
Less: Accumulated depreciation		(165,341)	(192,284)

		$241,680	$262,676

Other assets:
Loan to investees	4,320	—
Investment related deposits	38,855	38,897
Deferred tax assets	12,587	16,158
Others	1,045	2,027

	$56,807	$57,082

Accrued expenses and other current liabilities:
RMB deposit received from E-House (Note 4)	$128,153	$—
Accrued sales rebates	72,941	104,117
Accrued payroll related expenses (including sales commission)	88,629	141,129
Advertising and marketing expenses	49,908	88,614
Guarantee liabilities4	—	10,143
Deposit from an investee	19,608	—
Loan from a third party5	19,896	—
Turnover tax	20,013	32,367
Amounts due to Weibo users 3	21,203	25,277
Employee reimbursement	7,459	8,055
Professional fee	6,528	9,253
Unpaid consideration for acquisitions	—	5,704
Others	18,413	22,120

	$452,751	$446,779

1  Prepayment and loan balance to investees as of December 31, 2016 and 2017 were individually immaterial.

2  The Company issued a one-year loan of $100 million to a founder of a related party in August 2016 with an annual interest rate of 5%. $20 million was repaid as of December 31, 2017 and the remaining were extended to August 2018 with an annual interest rate of 7.5%.

3  Weibo wallet enables Weibo users to conduct hobby-oriented activities on Weibo, such as handing out “red envelops” and coupons to users. Weibo wallet also enables users to purchase different types of products and services on Weibo, including those offered by the Company, such as marketing services and VIP membership, and those offered by the Company’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. The amounts deposited by users primarily represent the receivables temporarily held on account for Weibo wallet users through a third party online payment platform. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

4  From the acquisition date of Weiju to the end of fiscal year in 2017, the total amount paid by Weiju under the guarantee as a result of defaults by the borrowers was $13.2 million.

5  In 2015, the Company issued a $21 million two-year’s loan dominated in US$ with 3% annual interest rate to Company A, which was secured by a loan from a related party of Company A with the similar terms and equivalent RMB amount.  As of December 31, 2017, the relevant loan to Company A and equivalent RMB deposit had been settled.